October 31, 2007



VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-07-000046
		Date of Filing:  08/23/2007

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-07-001407
		Date of Filing:  08/30/2007

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0000950153-07-001922
		Date of Filing:  09/05/2007

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-07-000130
		Date of Filing:  08/28/2007


If you have any questions regarding this filing, please contact me at (425) 256-5026.

						Sincerely,

						/s/Jacqueline M. Veneziani
						Jacqueline M. Veneziani
						Senior Counsel
						First Symetra National Life
						Insurance Company of New York